Note 3 - Fair Value Measurements (Details) - Summary of the Valuation Techniques for Fair Value of Preferred Stock Warrant Liabilities (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2013	Sep. 23, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Preferred Stock Warrant Liabilities [Member] Minimum [Member]	Dec. 31, 2012 Preferred Stock Warrant Liabilities [Member] Minimum [Member]	Dec. 31, 2013 Preferred Stock Warrant Liabilities [Member] Maximum [Member]	Dec. 31, 2012 Preferred Stock Warrant Liabilities [Member] Maximum [Member]	Dec. 31, 2013 Preferred Stock Warrant Liabilities [Member]	Dec. 31, 2012 Preferred Stock Warrant Liabilities [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Preferred stock warrant liabilities	$ 623,672		$ 580,187	$ 602,188	$ 623,672	$ 685,213	$ 646,844					$ 623,672	$ 685,213
	$ 0.06	$ 0.53						$ 0.04	$ 0.04	$ 0.44	$ 0.44	$ 0.06	$ 0.06	$ 0.04	$ 0.44
	76.00%							70.60%	74.20%	84.20%	91.60%	76.00%	83.00%	70.62%	84.23%